Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan Core Plus Bond ETF
(the “Fund”)
(a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated February 14, 2022
to the Summary Prospectus and Prospectus
dated July 1, 2021, as supplemented
Effective March 1, 2022, the fifth paragraph under “What are the Fund’s main investment strategies?” in the Risk/Return Summary section of the Summary Prospectus and Prospectus and the third paragraph under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Core Plus Bond ETF ” section of the Prospectus are hereby deleted and replaced with the following:
Up to 25% of the Fund’s Assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets), but do not include collateralized loan obligations (CLOs) that are denominated in U.S. dollars. The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 30% of the Fund’s Assets.

JPMorgan Core Plus Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan Core Plus Bond ETF
(the “Fund”)
(a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated February 14, 2022
to the Summary Prospectus and Prospectus
dated July 1, 2021, as supplemented
Effective March 1, 2022, the fifth paragraph under “What are the Fund’s main investment strategies?” in the Risk/Return Summary section of the Summary Prospectus and Prospectus and the third paragraph under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Core Plus Bond ETF ” section of the Prospectus are hereby deleted and replaced with the following:
Up to 25% of the Fund’s Assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets), but do not include collateralized loan obligations (CLOs) that are denominated in U.S. dollars. The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 30% of the Fund’s Assets.